Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash	$ 76,627	$ 40,886
Accounts receivable	0	52,761
Inventory	451,986	457,646
Prepaid expenses and other current assets	379,490	315,222
TOTAL CURRENT ASSETS	908,103	866,515
Property and equipment, net	229,363	245,667
Operating lease right-of-use asset	287,334	62,113
TOTAL ASSETS	1,424,800	1,174,295
CURRENT LIABILITIES:
Accounts payable and accrued expenses	978,468	1,023,563
Accounts payable - related party	16,900	27,029
Convertible loan payables, net of discount	152,459	73,664
Due to officers	285,267	222,492
Derivative liability	376,941	184,025
Current portion of operating lease liability	153,803	62,113
Current portion of financing lease liability	16,045	14,327
TOTAL CURRENT LIABILITIES	1,979,883	1,607,213
Financing lease liability, net of current portion	34,570	48,946
Operating lease liability, net of current portion	133,531	0
TOTAL LIABILITIES	2,147,984	1,656,159
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT:
Preferred stock, par value $.001 per share; 500,000,000 shares authorized, 9,780,976 shares issued and outstanding at both December 31, 2023 and December 31, 2022	9,781	9,781
Common stock, par value $.001 per share; 1,000,000,000 shares authorized, 268,040,179 and 182,934,483 shares issued and outstanding in December 31, 2023 and December 31, 2022, respectively	268,039	182,934
Additional paid in capital	26,776,442	23,678,396
Accumulated deficit	(27,771,291)	(24,337,973)
Accumulated other comprehensive loss	(6,155)	(15,002)
TOTAL STOCKHOLDERS' DEFICIT	(723,184)	(481,864)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,424,800	$ 1,174,295